John Hancock Global Shareholder Yield Fund Expense Example - Class A C I R2 R6 [Member] - John Hancock Global Shareholder Yield Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 606
Expense Example, with Redemption, 3 Years	868
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	1,952
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,055
Expense Example, with Redemption, 10 Years	2,114
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,189
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,645
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	$ 1,071